Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 9) - Residential real estate - 1st lien [Member]	12 Months Ended
Dec. 31, 2022 USD ($) integer
Number Of Contracts Modified As Tdrs | integer	2
Pre-modification Outstanding Recorded Investment	$ 562,592
Post-modification Outstanding Recorded Investment	$ 562,592